UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Harris Goldblat

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Royce Quant Small-Cap Quality Value ETF
SQLV | The Nasdaq Stock Market LLC	Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Royce Quant Small-Cap Quality Value ETF for the period April 1, 2025, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Royce Quant Small-Cap Quality Value ETF	$32	0.60%
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$27,773,431
Total Number of Portfolio Holdings	289
Portfolio Turnover Rate	27%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Royce Quant Small-Cap Quality Value ETF	PAGE 1	SQLV-STSR-1125

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Royce
Quant Small-Cap Quality Value ETF
Financial Statements and Other Important Information
Semi-Annual  | September 30, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
September 30, 2025
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.8%
Communication Services — 5.8%
Diversified Telecommunication Services — 0.5%
IDT Corp., Class B Shares	895	$46,818
Iridium Communications Inc.	4,527	79,041
Total Diversified Telecommunication Services		125,859
Interactive Media & Services — 2.3%
Angi Inc.	5,301	86,194 *
EverQuote Inc., Class A Shares	2,070	47,341 *
MediaAlpha Inc., Class A Shares	5,369	61,099 *
Shutterstock Inc.	2,447	51,020
Taboola.com Ltd.	29,043	99,037 *
TripAdvisor Inc.	5,559	90,389 *
Yelp Inc.	3,100	96,720 *
Ziff Davis Inc.	3,008	114,605 *
Total Interactive Media & Services		646,405
Media — 2.8%
AMC Networks Inc., Class A Shares	14,706	121,177 *
Cable One Inc.	1,036	183,424
Ibotta Inc., Class A Shares	1,768	49,239 *
Integral Ad Science Holding Corp.	12,226	124,338 *
Scholastic Corp.	2,629	71,982
TEGNA Inc.	11,914	242,212
Total Media		792,372
Wireless Telecommunication Services — 0.2%
Spok Holdings Inc.	3,047	52,561

Total Communication Services		1,617,197
Consumer Discretionary — 13.6%
Automobile Components — 1.3%
LCI Industries	1,747	162,733
Phinia Inc.	2,298	132,089
Strattec Security Corp.	1,094	74,458 *
Total Automobile Components		369,280
Distributors — 0.5%
GigaCloud Technology Inc., Class A Shares	3,317	94,203 *
Weyco Group Inc.	1,653	49,738
Total Distributors		143,941
Diversified Consumer Services — 2.1%
Coursera Inc.	6,529	76,454 *
European Wax Center Inc., Class A Shares	23,411	93,410 *
Frontdoor Inc.	2,138	143,866 *
See Notes to Financial Statements.
Royce Quant Small-Cap Quality Value ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Diversified Consumer Services — continued
Perdoceo Education Corp.	5,041	$189,844
Strategic Education Inc.	870	74,829
Total Diversified Consumer Services		578,403
Hotels, Restaurants & Leisure — 0.9%
Monarch Casino & Resort Inc.	1,645	174,107
United Parks & Resorts Inc.	1,473	76,154 *
Total Hotels, Restaurants & Leisure		250,261
Household Durables — 1.4%
Cricut Inc., Class A Shares	28,294	177,969
Flexsteel Industries Inc.	1,538	71,286
Hamilton Beach Brands Holding Co., Class A Shares	2,921	41,975
Hooker Furnishings Corp.	5,099	51,755
Lifetime Brands Inc.	10,723	41,498
Total Household Durables		384,483
Leisure Products — 1.1%
JAKKS Pacific Inc.	3,613	67,672
Marine Products Corp.	8,630	76,548
Polaris Inc.	2,763	160,613
Total Leisure Products		304,833
Specialty Retail — 4.3%
Abercrombie & Fitch Co., Class A Shares	1,635	139,874 *
Academy Sports & Outdoors Inc.	3,134	156,763
Buckle Inc.	3,759	220,503
Monro Inc.	3,633	65,285
ODP Corp.	7,273	202,553 *
Sally Beauty Holdings Inc.	13,217	215,173 *
Tile Shop Holdings Inc.	8,731	52,822 *
Torrid Holdings Inc.	41,868	73,269 *
Winmark Corp.	113	56,248
Total Specialty Retail		1,182,490
Textiles, Apparel & Luxury Goods — 2.0%
Carter’s Inc.	5,131	144,797
Columbia Sportswear Co.	2,321	121,388
G-III Apparel Group Ltd.	4,530	120,543 *
Rocky Brands Inc.	3,683	109,717
Superior Group of Cos. Inc.	6,087	65,253
Total Textiles, Apparel & Luxury Goods		561,698

Total Consumer Discretionary		3,775,389
See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2025 Semi-Annual Report

 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples — 3.1%
Beverages — 0.3%
National Beverage Corp.	2,187	$80,744 *
Consumer Staples Distribution & Retail — 0.3%
Village Super Market Inc., Class A Shares	2,270	84,807
Food Products — 1.5%
Calavo Growers Inc.	2,431	62,574
Cal-Maine Foods Inc.	544	51,190
Fresh Del Monte Produce Inc.	6,306	218,944
Seneca Foods Corp., Class A Shares	703	75,882 *
Total Food Products		408,590
Household Products — 0.3%
Central Garden & Pet Co.	3,087	100,791 *
Personal Care Products — 0.7%
Lifevantage Corp.	4,015	39,066
Nature’s Sunshine Products Inc.	4,629	71,842 *
USANA Health Sciences Inc.	2,922	80,501 *
Total Personal Care Products		191,409

Total Consumer Staples		866,341
Energy — 6.6%
Energy Equipment & Services — 2.2%
Aris Water Solutions Inc., Class A Shares	3,394	83,696
Cactus Inc., Class A Shares	2,713	107,082
Helix Energy Solutions Group Inc.	19,097	125,276 *
Mammoth Energy Services Inc.	17,954	41,115 *
Ranger Energy Services Inc., Class A Shares	7,102	99,712
RPC Inc.	11,282	53,702
Tidewater Inc.	2,099	111,940 *
Total Energy Equipment & Services		622,523
Oil, Gas & Consumable Fuels — 4.4%
Berry Corp.	48,854	184,668
Civitas Resources Inc.	5,960	193,700
Crescent Energy Co., Class A Shares	18,526	165,252
Excelerate Energy Inc., Class A Shares	2,884	72,648
International Seaways Inc.	1,117	51,472
Murphy Oil Corp.	6,810	193,472
REX American Resources Corp.	1,386	42,439 *
SandRidge Energy Inc.	4,615	52,057
Talos Energy Inc.	15,740	150,947 *
See Notes to Financial Statements.
Royce Quant Small-Cap Quality Value ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
World Kinect Corp.	3,857	$100,089
Total Oil, Gas & Consumable Fuels		1,206,744

Total Energy		1,829,267
Financials — 21.2%
Banks — 8.2%
Axos Financial Inc.	515	43,595 *
Cathay General Bancorp	3,142	150,847
Civista Bancshares Inc.	5,872	119,260
Financial Institutions Inc.	3,628	98,682
First Financial Corp.	2,345	132,352
Hanmi Financial Corp.	2,950	72,836
Home Bancorp Inc.	1,118	60,735
International Bancshares Corp.	3,017	207,419
MainStreet Bancshares Inc.	3,908	81,404
Mercantile Bank Corp.	2,814	126,630
Metropolitan Bank Holding Corp.	588	43,994
Midland States Bancorp Inc.	4,707	80,678
NBT Bancorp Inc.	2,352	98,220
Northeast Bank	525	52,584
Northeast Community Bancorp Inc.	5,045	103,776
Old Second Bancorp Inc.	7,246	125,247
Parke Bancorp Inc.	4,959	106,867
Peoples Bancorp Inc.	1,762	52,842
Plumas Bancorp	1,230	53,062
Preferred Bank	1,613	145,799
S&T Bancorp Inc.	1,147	43,116
Unity Bancorp Inc.	2,920	142,700
WesBanco Inc.	1,600	51,088
Wintrust Financial Corp.	707	93,635
Total Banks		2,287,368
Capital Markets — 4.1%
Acadian Asset Management Inc.	2,132	102,677
Artisan Partners Asset Management Inc., Class A Shares	4,120	178,808
Cohen & Steers Inc.	630	41,334
Diamond Hill Investment Group Inc.	693	97,027
DigitalBridge Group Inc.	4,672	54,662
Donnelley Financial Solutions Inc.	1,546	79,511 *
Federated Hermes Inc.	4,395	228,232
Victory Capital Holdings Inc., Class A Shares	3,698	239,483
See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2025 Semi-Annual Report

 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Webull Corp.	7,151	$105,763 *
Total Capital Markets		1,127,497
Consumer Finance — 1.0%
Bread Financial Holdings Inc.	908	50,639
PROG Holdings Inc.	3,970	128,469
World Acceptance Corp.	639	108,081 *
Total Consumer Finance		287,189
Financial Services — 4.1%
Cass Information Systems Inc.	1,878	73,862
Euronet Worldwide Inc.	1,441	126,534 *
International Money Express Inc.	4,095	57,207 *
Merchants Bancorp	3,651	116,102
NCR Atleos Corp.	4,329	170,173 *
NMI Holdings Inc.	4,517	173,182 *
Payoneer Global Inc.	18,583	112,427 *
Radian Group Inc.	2,627	95,150
Repay Holdings Corp.	15,263	79,825 *
Western Union Co.	18,433	147,280
Total Financial Services		1,151,742
Insurance — 3.8%
American Coastal Insurance Corp.	7,205	82,065
American Integrity Insurance Group Inc.	4,410	98,387 *
Brighthouse Financial Inc.	3,069	162,902 *
Heritage Insurance Holdings Inc.	4,171	105,026 *
Kingstone Cos. Inc.	4,321	63,519
Mercury General Corp.	2,044	173,290
Oscar Health Inc., Class A Shares	2,200	41,646 *
Slide Insurance Holdings Inc.	8,376	132,215 *
Universal Insurance Holdings Inc.	1,666	43,816
White Mountains Insurance Group Ltd.	84	140,408
Total Insurance		1,043,274

Total Financials		5,897,070
Health Care — 18.8%
Biotechnology — 3.2%
ACADIA Pharmaceuticals Inc.	4,790	102,219 *
Anika Therapeutics Inc.	6,084	57,190 *
Catalyst Pharmaceuticals Inc.	5,083	100,135 *
Dynavax Technologies Corp.	8,419	83,601 *
Emergent BioSolutions Inc.	9,890	87,230 *
Kura Oncology Inc.	7,230	63,985 *
See Notes to Financial Statements.
Royce Quant Small-Cap Quality Value ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Biotechnology — continued
Monte Rosa Therapeutics Inc.	11,024	$81,688 *
PTC Therapeutics Inc.	1,534	94,141 *
Puma Biotechnology Inc.	18,725	99,430 *
Veracyte Inc.	2,904	99,694 *
Total Biotechnology		869,313
Health Care Equipment & Supplies — 5.9%
Avanos Medical Inc.	8,409	97,208 *
CONMED Corp.	1,383	65,042
DENTSPLY SIRONA Inc.	11,595	147,141
Embecta Corp.	6,589	92,971
Envista Holdings Corp.	7,406	150,860 *
Haemonetics Corp.	1,455	70,917 *
ICU Medical Inc.	387	46,424 *
Integer Holdings Corp.	1,059	109,426 *
Integra LifeSciences Holdings Corp.	3,279	46,988 *
iRadimed Corp.	1,550	110,298
Kewaunee Scientific Corp.	1,090	46,488 *
Lantheus Holdings Inc.	2,368	121,455 *
LeMaitre Vascular Inc.	1,296	113,413
OmniAb Inc., $12.50 EARNOUT	298	0 *(a)(b)(c)(d)
OmniAb Inc., $15.00 EARNOUT	298	0 *(a)(b)(c)(d)
Omnicell Inc.	3,380	102,921 *
STAAR Surgical Co.	3,082	82,813 *
Tactile Systems Technology Inc.	4,259	58,945 *
Utah Medical Products Inc.	1,012	63,726
Varex Imaging Corp.	9,500	117,800 *
Total Health Care Equipment & Supplies		1,644,836
Health Care Providers & Services — 3.7%
Addus HomeCare Corp.	1,059	124,952 *
Astrana Health Inc.	4,163	118,021 *
Castle Biosciences Inc.	3,178	72,363 *
Concentra Group Holdings Parent Inc.	2,784	58,269
CorVel Corp.	660	51,097 *
Cross Country Healthcare Inc.	3,376	47,939 *
DocGo Inc.	47,195	64,185 *
National Research Corp.	4,434	56,667
Owens & Minor Inc.	27,635	132,648 *
Pediatrix Medical Group Inc.	8,879	148,723 *
Premier Inc., Class A Shares	5,322	147,952
Total Health Care Providers & Services		1,022,816
See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2025 Semi-Annual Report

 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Technology — 0.3%
HealthStream Inc.	3,038	$85,793
Life Sciences Tools & Services — 0.2%
Cytek Biosciences Inc.	16,868	58,532 *
Pharmaceuticals — 5.5%
Amneal Pharmaceuticals Inc.	8,263	82,712 *
Amphastar Pharmaceuticals Inc.	3,589	95,647 *
ANI Pharmaceuticals Inc.	725	66,410 *
Biote Corp., Class A Shares	13,270	39,810 *
Collegium Pharmaceutical Inc.	2,627	91,919 *
Harmony Biosciences Holdings Inc.	3,373	92,960 *
Innoviva Inc.	6,955	126,929 *
Ligand Pharmaceuticals Inc.	670	118,684 *
Organon & Co.	20,218	215,928
Pacira BioSciences Inc.	5,766	148,590 *
Phibro Animal Health Corp., Class A Shares	1,038	41,997
Prestige Consumer Healthcare Inc.	1,765	110,136 *
SIGA Technologies Inc.	15,791	144,488
Supernus Pharmaceuticals Inc.	3,314	158,376 *
Total Pharmaceuticals		1,534,586

Total Health Care		5,215,876
Industrials — 14.6%
Aerospace & Defense — 0.6%
National Presto Industries Inc.	554	62,131
Park Aerospace Corp.	4,974	101,171
Total Aerospace & Defense		163,302
Air Freight & Logistics — 0.6%
Hub Group Inc., Class A Shares	3,297	113,549
Radiant Logistics Inc.	10,664	62,917 *
Total Air Freight & Logistics		176,466
Building Products — 2.2%
Gibraltar Industries Inc.	1,972	123,842 *
Insteel Industries Inc.	2,078	79,671
Janus International Group Inc.	11,006	108,629 *
Masterbrand Inc.	18,194	239,615 *
Quanex Building Products Corp.	3,115	44,295
Total Building Products		596,052
Commercial Services & Supplies — 1.4%
ACCO Brands Corp.	33,415	133,326
Civeo Corp.	1,842	42,366
Ennis Inc.	5,200	95,056
See Notes to Financial Statements.
Royce Quant Small-Cap Quality Value ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Commercial Services & Supplies — continued
Liquidity Services Inc.	2,127	$58,344 *
Virco Mfg. Corp.	6,574	50,948
Total Commercial Services & Supplies		380,040
Construction & Engineering — 1.6%
Argan Inc.	552	149,067
NWPX Infrastructure Inc.	1,977	104,643 *
Tutor Perini Corp.	2,810	184,308 *
Total Construction & Engineering		438,018
Electrical Equipment — 1.6%
Atkore Inc.	1,172	73,531
Powell Industries Inc.	505	153,929
Preformed Line Products Co.	221	43,349
Sensata Technologies Holding PLC	4,039	123,392
Ultralife Corp.	8,210	55,992 *
Total Electrical Equipment		450,193
Machinery — 1.7%
Blue Bird Corp.	1,280	73,664 *
FreightCar America Inc.	5,839	57,105 *
Mayville Engineering Co. Inc.	5,668	77,992 *
Omega Flex Inc.	1,514	47,214
Terex Corp.	1,373	70,435
Titan International Inc.	6,159	46,562 *
Wabash National Corp.	4,368	43,112
Worthington Enterprises Inc.	1,102	61,150
Total Machinery		477,234
Passenger Airlines — 0.8%
SkyWest Inc.	1,759	176,991 *
Sun Country Airlines Holdings Inc.	4,361	51,503 *
Total Passenger Airlines		228,494
Professional Services — 3.1%
Forrester Research Inc.	5,586	59,212 *
Franklin Covey Co.	4,866	94,449 *
Heidrick & Struggles International Inc.	1,763	87,745
Kelly Services Inc., Class A Shares	10,974	143,979
Kforce Inc.	3,691	110,656
Korn Ferry	2,359	165,083
Resources Connection Inc.	10,548	53,267
TriNet Group Inc.	2,151	143,880
Total Professional Services		858,271
See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2025 Semi-Annual Report

 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — 1.0%
Global Industrial Co.	1,495	$54,822
Hudson Technologies Inc.	9,382	93,163 *
Karat Packaging Inc.	2,752	69,378
Rush Enterprises Inc., Class A Shares	1,094	58,496
Total Trading Companies & Distributors		275,859

Total Industrials		4,043,929
Information Technology — 10.6%
Communications Equipment — 0.8%
Harmonic Inc.	4,966	50,554 *
NETGEAR Inc.	2,899	93,898 *
NetScout Systems Inc.	3,696	95,468 *
Total Communications Equipment		239,920
Electronic Equipment, Instruments & Components — 4.2%
Bel Fuse Inc., Class B Shares	895	126,213
Benchmark Electronics Inc.	2,445	94,255
Coda Octopus Group Inc.	5,493	44,081 *
CTS Corp.	2,250	89,865
Daktronics Inc.	5,251	109,851 *
ePlus Inc.	1,409	100,053
IPG Photonics Corp.	518	41,020 *
M-Tron Industries Inc.	974	54,038 *
PC Connection Inc.	1,977	122,554
Plexus Corp.	499	72,200 *
Sanmina Corp.	894	102,908 *
ScanSource Inc.	2,492	109,623 *
Vishay Intertechnology Inc.	2,757	42,182
Vishay Precision Group Inc.	2,229	71,440 *
Total Electronic Equipment, Instruments & Components		1,180,283
IT Services — 1.7%
ASGN Inc.	2,413	114,256 *
DXC Technology Co.	13,956	190,220 *
Hackett Group Inc.	3,412	64,862
TSS Inc.	3,017	54,638 *
Unisys Corp.	10,473	40,845 *
Total IT Services		464,821
Semiconductors & Semiconductor Equipment — 1.2%
inTEST Corp.	6,618	51,687 *
NVE Corp.	942	61,484
Penguin Solutions Inc.	4,655	122,333 *
See Notes to Financial Statements.
Royce Quant Small-Cap Quality Value ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
Photronics Inc.	3,823	$87,738 *
Total Semiconductors & Semiconductor Equipment		323,242
Software — 2.7%
A10 Networks Inc.	5,965	108,265
Adeia Inc.	12,335	207,228
Consensus Cloud Solutions Inc.	2,644	77,654 *
Expensify Inc., Class A Shares	30,109	55,702 *
Mitek Systems Inc.	4,144	40,487 *
Progress Software Corp.	1,452	63,786
Teradata Corp.	3,376	72,618 *
Verint Systems Inc.	3,139	63,565 *
Viant Technology Inc., Class A Shares	6,389	55,137 *
Total Software		744,442

Total Information Technology		2,952,708
Materials — 3.9%
Chemicals — 1.4%
Core Molding Technologies Inc.	3,482	71,555 *
Ecovyst Inc.	4,630	40,559 *
Innospec Inc.	1,080	83,333
LSB Industries Inc.	5,466	43,072 *
Minerals Technologies Inc.	1,565	97,218
Rayonier Advanced Materials Inc.	6,959	50,244 *
Total Chemicals		385,981
Construction Materials — 0.5%
United States Lime & Minerals Inc.	966	127,077
Metals & Mining — 1.6%
Compass Minerals International Inc.	4,076	78,259 *
Metallus Inc.	4,073	67,327 *
Olympic Steel Inc.	1,727	52,587
Ryerson Holding Corp.	2,254	51,527
SunCoke Energy Inc.	12,083	98,597
Worthington Steel Inc.	3,446	104,724
Total Metals & Mining		453,021
Paper & Forest Products — 0.4%
Sylvamo Corp.	2,486	109,931

Total Materials		1,076,010
Real Estate — 0.6%
Real Estate Management & Development — 0.6%
Forestar Group Inc.	3,204	85,195 *
See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2025 Semi-Annual Report

 Royce Quant Small-Cap Quality Value ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Real Estate Management & Development — continued
RMR Group Inc., Class A Shares		5,381	$84,643

Total Real Estate			169,838
Utilities — 1.0%
Electric Utilities — 1.0%
ALLETE Inc.		2,917	193,689
Genie Energy Ltd., Class B Shares		5,587	83,525

Total Utilities			277,214
Total Investments before Short-Term Investments (Cost — $26,947,691)			27,720,839
	Rate
Short-Term Investments — 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class (Cost — $53,904)	4.017%	53,904	53,904 (e)
Total Investments — 100.0% (Cost — $27,001,595)			27,774,743
Liabilities in Excess of Other Assets — (0.0)%††			(1,312)
Total Net Assets — 100.0%			$27,773,431

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Value is less than $1.
(d)	Restricted security (Note 6).
(e)	Rate shown is one-day yield as of the end of the reporting period.
See Notes to Financial Statements.
Royce Quant Small-Cap Quality Value ETF 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
September 30, 2025

Assets:
Investments, at value (Cost — $27,001,595)	$27,774,743
Dividends receivable	12,558
Total Assets	27,787,301
Liabilities:
Investment management fee payable	13,870
Total Liabilities	13,870
Total Net Assets	$27,773,431
Net Assets:
Par value (Note 5)	$7
Paid-in capital	32,116,516
Total distributable earnings (loss)	(4,343,092)
Total Net Assets	$27,773,431
Shares Outstanding	650,000
Net Asset Value	$42.73
See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended September 30, 2025

Investment Income:
Dividends	$229,614
Total Investment Income	$229,614
Expenses:
Investment management fee (Note 2)	75,523
Total Expenses	75,523
Net Investment Income	154,091
Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	436,393
Change in Net Unrealized Appreciation (Depreciation) From Investments	2,580,383
Net Gain on Investments	3,016,776
Increase in Net Assets From Operations	$3,170,867
See Notes to Financial Statements.
Royce Quant Small-Cap Quality Value ETF 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended September 30, 2025 (unaudited) and the Year Ended March 31, 2025	September 30	March 31
Operations:
Net investment income	$154,091	$321,045
Net realized gain	436,393	708,113
Change in net unrealized appreciation (depreciation)	2,580,383	(2,929,855)
Increase (Decrease) in Net Assets From Operations	3,170,867	(1,900,697)
Distributions to Shareholders From (Note 1):
Total distributable earnings	(147,998)	(329,315)
Decrease in Net Assets From Distributions to Shareholders	(147,998)	(329,315)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (50,000 and 0 shares issued, respectively)	2,170,851	—
Cost of shares repurchased (50,000 and 50,000 shares repurchased, respectively)	(1,966,015)	(2,288,116)
Increase (Decrease) in Net Assets From Fund Share Transactions	204,836	(2,288,116)
Increase (Decrease) in Net Assets	3,227,705	(4,518,128)
Net Assets:
Beginning of period	24,545,726	29,063,854
End of period	$27,773,431	$24,545,726
See Notes to Financial Statements.

Royce Quant Small-Cap Quality Value ETF 2025 Semi-Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1,3]	2021[1,4]	2020[1,4]
Net asset value, beginning of period	$37.76	$41.52	$35.50	$38.64	$37.85	$22.80	$26.21
Income (loss) from operations:
Net investment income	0.24	0.47	0.47	0.47	0.36	0.35	0.35
Net realized and unrealized gain (loss)	4.96	(3.74)	5.99	(3.15)	0.82	15.03	(3.42)
Total income (loss) from operations	5.20	(3.27)	6.46	(2.68)	1.18	15.38	(3.07)
Less distributions from:
Net investment income	(0.23)	(0.49)	(0.44)	(0.44)	(0.39)	(0.33)	(0.34)
Return of capital	—	—	—	(0.02)	—	—	—
Total distributions	(0.23)	(0.49)	(0.44)	(0.46)	(0.39)	(0.33)	(0.34)
Net asset value, end of period	$42.73	$37.76	$41.52	$35.50	$38.64	$37.85	$22.80
Total return, based on NAV[5]	13.79%	(7.96)%	18.33%	(6.88)%	3.15%	67.77%	(11.71)%
Net assets, end of period (000s)	$27,773	$24,546	$29,064	$24,849	$19,320	$17,031	$11,402
Ratios to average net assets:
Gross expenses	0.60%[6]	0.60%	0.60%	0.60%	0.60%[6]	0.60%	0.60%
Net expenses	0.60 [6]	0.60	0.60	0.60	0.60 [6]	0.60	0.60
Net investment income	1.23 [6]	1.14	1.25	1.33	1.39 [6]	1.13	1.46
Portfolio turnover rate[7]	27%	44%	101%	51%	73%	99%	95%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2025 (unaudited).
[3]	For the period August 1, 2021 through March 31, 2022.
[4]	For the year ended July 31.
[5]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.
Royce Quant Small-Cap Quality Value ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Royce Quant Small-Cap Quality Value ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks to achieve long-term growth of capital.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use

Royce Quant Small-Cap Quality Value ETF 2025 Semi-Annual Report

inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market
Royce Quant Small-Cap Quality Value ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$5,215,876	—	$0 *	$5,215,876
Other common stocks	22,504,963	—	—	22,504,963
Total Long-Term Investments	27,720,839	—	0 *	27,720,839
Short-Term Investments†	53,904	—	—	53,904
Total Investments	$27,774,743	—	$0 *	$27,774,743

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
(b) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign

Royce Quant Small-Cap Quality Value ETF 2025 Semi-Annual Report

investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(d) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(f) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Royce & Associates, LP (“Royce”) is the Fund’s subadviser. Western Asset Management Company,
Royce Quant Small-Cap Quality Value ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, Royce, and Western Asset are subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to FTFA under the investment management agreement.
Under the investment management agreement and subject to the general supervision of the Fund’s Board, FTFA provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets.
As compensation for its subadvisory services, FTFA pays Royce monthly 90% of the management fee paid by Fund to FTFA, net of (i) all fees and expenses incurred by FTFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. FTFA pays Western Asset monthly a fee of 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended September 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$6,906,256
Sales	6,921,432

Royce Quant Small-Cap Quality Value ETF 2025 Semi-Annual Report

During the six months ended September 30, 2025, in-kind transactions (Note 5) were as follows:

Contributions	$2,163,709
Redemptions	1,954,133
Realized gain (loss)*	128,442

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Fund.
The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.
At September 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$27,179,679	$3,847,290	$(3,252,226)	$595,064
4. Derivative instruments and hedging activities
During the six months ended September 30, 2025, the Fund did not invest in derivative instruments.
5. Fund share transactions
At September 30, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Fund’s Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.
Royce Quant Small-Cap Quality Value ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
6. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 9/30/2025	Value Per Share	Percent of Net Assets
OmniAb Inc., $12.50 EARNOUT, Common Shares	298	11/22	$0 (a)	$0 (a)	$0.00 (b)	0.00%(c)
OmniAb Inc., $15.00 EARNOUT, Common Shares	298	11/22	0 (a)	0 (a)	0.00 (b)	0.00 (c)
			$0 (a)	$0 (a)		0.00% (c)

(a)	Amount represents less than $1.
(b)	Amount represents less than $0.005 per share.
(c)	Amount represents less than 0.005%.
7. Deferred capital losses
As of March 31, 2025, the Fund had deferred capital losses of $5,398,886, which have no expiration date, that will be available to offset future taxable capital gains.
8. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
9. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and

Royce Quant Small-Cap Quality Value ETF 2025 Semi-Annual Report

realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Royce Quant Small-Cap Quality Value ETF 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.

Royce Quant Small-Cap Quality Value ETF

Board Approval of Management and
Subadvisory Agreements (unaudited)
At an in-person meeting held on May 21, 2025 (Meeting), the Board of Trustees (Board) of the Legg Mason ETF Investment Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of (i) the investment management agreement between Franklin Templeton Fund Adviser, LLC (FTFA) and the Trust, on behalf of the Fund; (ii) the investment sub-advisory agreement between FTFA and Royce & Associates, LP (Royce), an affiliate of FTFA, on behalf of the Fund; and (iii) the investment sub-advisory agreement between FTFA and Western Asset Management Company, LLC (Western Asset LLC), an affiliate of FTFA, on behalf of the Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of each Management Agreement. FTFA, Royce and Western Asset LLC are each referred to herein as a Manager.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to:  (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of each Management Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Royce Quant Small-Cap Quality Value ETF

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged the ongoing integration of acquired third-party fund families into the Franklin Templeton (FT) family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund for various time periods ended December 31, 2024. The Board considered the performance returns for the Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board referenced earlier discussions with

Royce Quant Small-Cap Quality Value ETF

management on matters related to, among other things, the expansion and rationalization of the overall product line, including investments in novel asset classes, as well as the growth in assets from internal and external clients. In addition, the Board acknowledged information provided regarding management’s strategy to grow market share through the use of innovative data and technology and investments in marketing and distribution.  The Board noted management’s high level of client engagement and the strength of its internal audit and compliance program. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all retail and institutional small-cap core funds and exchange-traded funds. The Fund commenced operations on July 12, 2017, and thus has been in operation for less than 10 years. The Board noted that the Fund’s annualized total return for the five-year period was above the median of its Performance Universe, but for the one- and three-year periods was below the median of its Performance Universe. The Board discussed this performance with management and management explained that underperformance relative to the Fund’s Performance Universe was due, in part, to the composition of the Performance Universe which consists of small-cap core funds that invest in a broader spectrum of small-cap stocks versus the Fund which emphasizes quality and value factors.  Management further explained that this difference can lead to different short-term performance outcomes, noting that broader small-cap core funds performed more robustly over the one-year reporting period. Management discussed with the Board management’s conviction in the Fund’s investment strategies, noting that it did not anticipate making changes to the Fund’s investment process at this time and that the historical performance of the Fund underscores the effectiveness of its disciplined investment process. The Board concluded that the Fund’s Management Agreements should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio, noting that the Fund pays a Unified Fee (as defined below). The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate), of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management
Royce Quant Small-Cap Quality Value ETF

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.
The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund and 11 other small-cap core funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians of its Expense Group. The Board further noted that the Fund has implemented a unified management fee (Unified Fee) and that pursuant to the Unified Fee arrangement FTFA pays for all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee. The Board also noted that each of Royce and Western Asset LLC is paid by FTFA out of the Unified Fee FTFA receives from the Fund and that the allocation of the fee between FTFA and each of Royce and Western Asset LLC reflected the services provided by each Manager to the Fund. After consideration of the above, the Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to each of Royce and Western Asset LLC are reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual Funds during the 12-month period ended September 30, 2024 (the most recent fiscal year-end for FRI). The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by each Manager, but over the long run, is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and

Royce Quant Small-Cap Quality Value ETF

meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that the Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of FTFA’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that the Fund will generate significant, if any, profit for FTFA and/or its affiliates for some time.  The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board also noted that as of December 31, 2024, the Fund did not have an asset size that would likely enable it to achieve economies of scale.  The Board also noted management’s representation that for the fiscal year ended September 30, 2024, the Fund did not experience a profit. The Board recognized that there would not likely be any economies of scale for the Fund until its assets grow.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.
Royce Quant Small-Cap Quality Value ETF

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Royce
Quant Small-Cap Quality Value ETF
Trustees
Alison J. Baumann
Rohit Bhagat
Chair
Deborah D. McWhinney
Patrick O’Connor
Anantha K. Pradeep
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Royce & Associates, LP
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP
San Francisco, CA
Royce Quant Small-Cap Quality Value ETF
The Fund is a separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.
Royce Quant Small-Cap Quality Value ETF
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at (800) DIAL BEN/342-5236.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at (800) DIAL BEN/342-5236, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Royce Quant Small-Cap Quality Value ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

91662_SFSOI 11/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	November 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	November 28, 2025

By:	/s/ Vivek Pai
Vivek Pai
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	November 28, 2025